UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: Mar 31, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
3350 Riverwood Pkwy

Suite 1770
Atlanta, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Atlanta, Georgia

and Date of Signing:
05/08/2009

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
84
Form 13F Information Table Value Total:
$75,297



List of Other Included Managers:

No.  13F File Number
Name

FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/       SH/ PUT/INVSTMT OTHER             VOTING AUTH.
NAME OF ISSUER             TITLE OF CLASS CUSIP    (x$1000) PRN AMT     PRN CALLDSCRETN MANAGERS SOLE       SHARED     NONE

Watson Wyatt Worldwide Inc-A      COM            942712100       2443        49479SH       OTHER                49479
Netease.com Inc                   COM            64110W102       2413        89864SH       OTHER                89864
Hansen Natural Corp.              COM            411310105       2271        63083SH       OTHER                63083
QualComm                          COM            747525103       2199        56512SH       OTHER                56512
Arch Capital Group                COM            011576290       2008        37285SH       OTHER                37285
Laboratory Corp.                  COM            50540R409       1939        33157SH       OTHER                33157
Ameritrade Holding Corp           COM            87236Y108       1826       132212SH       OTHER               132212
Immucor Inc.                      COM            452526106       1783        70892SH       OTHER                70892
Priceline.com Inc                 COM            741503403       1750        22212SH       OTHER                22212
Cognizant Tech                    COM            192446102       1732        83322SH       OTHER                83322
National Oilwell Varco Inc        COM            637071101       1563        54424SH       OTHER                54424
Robert Half Intl.                 COM            770323103       1429        80166SH       OTHER                80166
Core Laboratories                 COM            N22717107       1363        18632SH       OTHER                18632
Best Buy Inc.                     COM            086516101       1357        35735SH       OTHER                35735
Hospitality Properties Trust      COM            44106M102       1307       108946SH       OTHER               108946
AFLAC                             COM            001055102       1293        66798SH       OTHER                66798
Northern Trust Corp.              COM            665859104       1247        20854SH       OTHER                20854
Aptargroup Inc                    COM            038336103       1239        39774SH       OTHER                39774
Hancock Bank Opportunity Fund     COM            409735107       1236       114957SH       OTHER               114957
Oracle                            COM            68389X105       1192        65986SH       OTHER                65986
Catalyst Health Solutions         COM            14888b103       1172        59109SH       OTHER                59109
CoPart Inc.                       COM            217204106       1128        38020SH       OTHER                38020
Praxair                           COM            74005P104       1118        16607SH       OTHER                16607
Franklin Resources                COM            354613101       1106        20530SH       OTHER                20530
Gamestop Corp.                    COM            36467W109       1099        39213SH       OTHER                39213
Omnicom Group Inc.                COM            681919106       1098        46904SH       OTHER                46904
Global Payments Inc               COM            37940X102       1095        32766SH       OTHER                32766
Coca Cola Company                 COM            191216100       1079        24545SH       OTHER                24545
Becton Dickinson & Co             COM            075887109       1030        15319SH       OTHER                15319
ManTech International Corp.       COM            564563104        963        22990SH       OTHER                22990
Mcafee Inc                        COM            579064106        946        28240SH       OTHER                28240
Firstenergy Corp                  COM            337932107        942        24397SH       OTHER                24397
Burlington Northern Santa Fe      COM            12189T104        920        15298SH       OTHER                15298
Walgreen Co                       COM            931422109        906        34893SH       OTHER                34893
Washington Post Co.               COM            939640108        890         2491SH       OTHER                 2491
Costco Corp.                      COM            22160K105        868        18732SH       OTHER                18732
Dun & Bradstreet                  COM            26483E100        857        11135SH       OTHER                11135
AGL Resources Inc.                COM            001204106        853        32137SH       OTHER                32137
Entergy Corp                      COM            29364G103        851        12496SH       OTHER                12496
Amphenol                          COM            008273104        808        28361SH       OTHER                28361
Mettler Toledo Int.               COM            592688105        801        15599SH       OTHER                15599
MSC Industrial Direct Co          COM            553530106        801        25771SH       OTHER                25771
Church & Dwight Inc               COM            171340102        786        15053SH       OTHER                15053
Intuitive Surgical Inc            COM            46120E602        776         8136SH       OTHER                 8136
PPL Corp                          COM            69351T106        768        26750SH       OTHER                26750
Comtech Telecommunications        COM            205826209        745        30096SH       OTHER                30096
Abbott Laboratories               COM            002824100        741        15536SH       OTHER                15536
Telvent Git SA                    COM            020456701        733        56391SH       OTHER                56391
J2 Global Communications Inc      COM            46626E205        708        32364SH       OTHER                32364
Cameron Intl CP                   COM            13342B105        689        31400SH       OTHER                31400
S E I Investments Co              COM            784117103        686        56148SH       OTHER                56148
Lincoln Electric Holdings         COM            533900106        658        20761SH       OTHER                20761
ITT Corporation                   COM            450911102        585        15197SH       OTHER                15197
Owens & Minor Inc                 COM            690732102        578        17436SH       OTHER                17436
Gilead Sciences                   COM            375558103        577        12454SH       OTHER                12454
Greif Inc.                        COM            397624107        531        15948SH       OTHER                15948
PPG Industries Inc                COM            693506107        530        14369SH       OTHER                14369
Wynn Resorts                      COM            983134107        513        25685SH       OTHER                25685
Expeditors Intl                   COM            302130109        506        17878SH       OTHER                17878
Cerner Corp                       COM            156782104        503        11450SH       OTHER                11450
Middleby Corp.                    COM            596278101        503        15514SH       OTHER                15514
Open Text Corp                    COM            683715106        498        14455SH       OTHER                14455
Emerson Electric                  COM            291011104        497        17403SH       OTHER                17403
Southern Co                       COM            842587107        494        16147SH       OTHER                16147
United Technologies Corp.         COM            913017109        488        11365SH       OTHER                11365
Entertainment Properties          COM            29380T105        477        30261SH       OTHER                30261
Waters Corp                       COM            941848103        470        12708SH       OTHER                12708
Goodrich Corp.                    COM            382388106        466        12295SH       OTHER                12295
Wabtec Corp                       COM            929740108        466        17653SH       OTHER                17653
CenturyTel Inc.                   COM            156700106        457        16253SH       OTHER                16253
General Mills                     COM            370334104        425         8530SH       OTHER                 8530
Joy Global Inc                    COM            481165108        423        19882SH       OTHER                19882
Stanley Inc                       COM            854532108        423        16645SH       OTHER                16645
G.E. Pines Preferred              COM            369622485        369        18936SH       OTHER                18936
IHS Inc.                          COM            451734107        364         8845SH       OTHER                 8845
Coach Inc                         COM            189754104        357        21403SH       OTHER                21403
Bunge Limited                     COM            G16962105        353         6235SH       OTHER                 6235
Nu Skin Enterprises Cl A          COM            67018T105        256        24403SH       OTHER                24403
Polaris Inc.                      COM            731068102        247        11500SH       OTHER                11500
Stanley Works                     COM            854616109        224         7707SH       OTHER                 7707
Cash America Intl.                COM            14754D100        223        14241SH       OTHER                14241
Woodward Governor Co.             COM            980745103        124        11103SH       OTHER                11103
RR Donnelley & Sons Co            COM            257867101        118        16059SH       OTHER                16059
First Industrial Realty Trust     COM            32054K103         43        17493SH       OTHER                17493